Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 106,374	$ 104,743
Accounts receivable:
Trade	14,740	45,146
Other, net	18,376	10,695
Inventories:
Product inventories	28,823	37,303
Materials and supplies	64,824	53,369
Other current assets	27,125	16,471
Total current assets	260,262	267,727
Assets, Noncurrent [Abstract]
Investments	33,724	24,018
Restricted cash and cash equivalents	1,165	1,164
Properties, plants, equipment and mineral interests, net	2,666,250	2,569,790
Operating lease right-of-use assets	8,349	11,064
Deferred tax assets	2,883	21,105
Other non-current assets	38,471	32,304
Total assets	3,011,104	2,927,172
Current liabilities:
Accounts payable and accrued liabilities	81,737	84,747
Accrued payroll and related benefits	28,240	37,579
Accrued taxes	3,501	4,030
Finance leases	9,752	9,483
Accrued reclamation and closure costs	9,660	8,591
Accrued interest	14,405	14,454
Derivative liabilities	1,144	16,125
Other current liabilities	9,021	3,457
Total current liabilities	157,460	178,466
Liabilities, Noncurrent [Abstract]
Accrued reclamation and closure costs	110,797	108,408
Long-term debt including finance leases	653,063	517,742
Deferred tax liability	104,835	125,846
Derivatives liabilities	364	6,066
Other non-current liabilities	16,481	11,677
Total liabilities	1,043,000	948,205
Commitments and contingencies (Notes 5, 6, 9, 10, 14 and 15)
STOCKHOLDERS' EQUITY
Preferred stock, 5,000,000 shares authorized: Series B preferred stock, $0.25 par value, 2023 and 2022 - 157,776 shares issued and outstanding, liquidation preference — $7,889	39	39
Common stock, $0.25 par value, authorized 750,000,000 shares; issued 2023 — 624,647,379 shares and 2022 — 607,619,495 shares	156,076	151,819
Capital surplus	2,343,747	2,260,290
Accumulated deficit	(503,861)	(403,931)
Accumulated other comprehensive income (loss), net	5,837	2,448
Less treasury stock, at cost; 2023 — 8,535,161 and 2022 — 8,132,553 shares issued and held in treasury	(33,734)	(31,698)
Total stockholders' equity	1,968,104	1,978,967
Total liabilities and stockholders' equity	$ 3,011,104	$ 2,927,172